Equity	11 Months Ended
Dec. 31, 2021
Noble Finance Company
Equity
Note 9— Equity
Share Capital
As of December 31, 2021, Noble had approximately 60.2 million shares outstanding and trading. As of December 31, 2020, Legacy Noble had approximately 251.1 million shares outstanding and trading. At Legacy Noble’s 2020 Annual General Meeting, Legacy Noble’s shareholders authorized its Board of Directors to increase share capital through the issuance of up to approximately 8.7 million ordinary shares (at then current nominal value of $0.01 per share). That authority to allot shares has expired on the Effective Date. Other than shares issued to Legacy Noble’s directors under the Noble Corporation 2017 Director Omnibus Plan, the authority was not used to allot shares during the period from January 1, 2021 through February 5, 2021 or the period from February 6, 2021 through December 31, 2021. Pursuant to the Memorandum of Association of Noble Corporation, the share capital of Noble is $6,000 divided into 500,000,000 ordinary shares of a par value of $0.00001 each and 100,000,000 shares of a par value of $0.00001, each of such class or classes having the rights as the Board may determine from time to time.
The payment of future dividends will depend on our results of operations, financial condition, cash requirements, future business prospects, contractual and indenture restrictions and other factors deemed relevant by our current Board of Directors.
In accordance with the Plan, all agreements, instruments and other documents evidencing, relating to or otherwise connected with any of Legacy Noble’s equity interests outstanding prior to the Effective Date, including all equity-based awards, were cancelled and all such equity interests have no further force or effect after the Effective Date. Pursuant to the Plan, the holders of Legacy Noble’s ordinary shares, par value $0.01 per share, outstanding prior to the Effective Date received their pro rata share of the Tranche 3 Warrants to acquire Ordinary Shares.
Warrants
At December 31, 2021, we had outstanding 8.3 million Tranche 1 Warrants, 8.3 million Tranche 2 Warrants and 2.8 million Tranche 3 Warrants. The Tranche 1 Warrants are exercisable for one Ordinary Share per warrant at an exercise price of $19.27 per warrant, the Tranche 2 Warrants are exercisable for one Ordinary Share per warrant at an exercise price of $23.13 per warrant and the Tranche 3 Warrants are exercisable for one Ordinary Share per warrant at an exercise price of $124.40 per warrant (in each case as may be adjusted from time to time pursuant to the applicable warrant agreement). The Tranche 1 Warrants and the Tranche 2 Warrants are exercisable until 5:00 p.m., Eastern time, on February 4, 2028 and the Tranche 3 Warrants are exercisable until 5:00 p.m., Eastern time, on February 4, 2026. The Tranche 1 Warrants and the Tranche 2 Warrants have Black-Scholes protections, including in the event of a Fundamental Transaction (as defined in the applicable warrant agreement). The Tranche 1 Warrants and the Tranche 2 Warrants also provide that while the Mandatory Exercise Condition (as defined in the applicable warrant agreement) set forth in the applicable warrant agreement has occurred and is continuing, Noble or the holders of Tranche 1 Warrants or Tranche 2 Warrants representing at least 20% of such tranche (the “Required Mandatory Exercise Warrantholders”) have the right and option (but not the obligation) to cause all or a portion of the warrants to be exercised on a cashless basis. In the case of Noble, under the Mandatory Exercise Condition, all of the Tranche 1 Warrants or the Tranche 2 Warrants (as applicable) would be exercised. In the case of the electing Required Mandatory Exercise Warrantholders, under the Mandatory Exercise Condition, all of their respective Tranche 1 Warrants or Tranche 2 Warrants (as applicable) would be exercised. Mandatory exercises entitle the holder of each warrant subject thereto to (i) the number of Ordinary Shares issuable upon exercise of such warrant on a cashless basis and (ii) an amount payable in cash, Ordinary Shares or a combination thereof (in Noble’s sole discretion) equal to the Black-Scholes Value (as defined in the applicable warrant agreement) with respect to the number of Ordinary Shares withheld upon exercise of such warrant on a cashless basis. At December 31, 2021, the Mandatory Exercise Condition set forth in the warrant agreements for the Tranche 1 Warrants and the Tranche 2 Warrants was not satisfied.
Successor Share-Based Compensation Plans
Stock Plans
On February 18, 2021, the Company adopted the long-term incentive plan (the “Noble Incentive Plan”), which permits grants of options, stock appreciation rights, stock or stock unit awards or cash awards, any of which may be structured as a performance award, from time to time to employees and non-employee
directors who are to be granted awards under the Noble Incentive Plan and authorized and reserved 7.7 million Ordinary Shares for equity incentive awards to be granted under such plan. At December 31, 2021, we had 7.7 million shares remaining available for grants to employees and non-employee
directors.
Restricted Stock Units (“RSUs”)
We have awarded both Time Vested RSUs (“TVRSUs”) and Performance Vested RSUs (“PVRSUs”) under the Noble Incentive Plan. The TVRSUs generally vest over a three-year period. The number of PVRSUs which vest will depend on the degree of achievement of specified corporate performance criteria over a three-year performance period. These criteria consist of market and performance based criteria.
The TVRSUs are valued on the date of award at our underlying share price. The total compensation for units that ultimately vest is recognized over the service period. The shares and related nominal value are recorded when the RSU vests and additional paid-in
capital is adjusted as the share-based compensation cost is recognized for financial reporting purposes.
In 2021, 40 percent of the TVRSUs granted to
non-employee
directors will be settled in cash and accounted for as liability awards, which were valued on the date of grant based on the estimated fair value of the Company’s share price. Under the fair value method for liability-classified awards, compensation expense is remeasured each reporting period at fair value based upon the closing price of the Company’s Ordinary Shares.
The market-based PVRSUs are valued on the date of grant based on the estimated fair value. Estimated fair value is determined based on numerous assumptions, including an estimate of the likelihood that our stock price performance will achieve the targeted thresholds and the expected forfeiture rate. The fair value is calculated using a Monte Carlo Simulation Model. The assumptions used to value the PVRSUs include historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows for the respective grant dates:

	February 19, 2021	October 1, 2021	December 1, 2021
Valuation assumptions:
Expected volatility	50.0%	92.2%	95.1%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	0.19%	0.33%	0.58%

Additionally, similar assumptions were made for each of the companies included in the defined index and the peer group of companies in order to simulate the future outcome using the Monte Carlo Simulation Model.
A summary of the RSUs awarded for the period from February 6, 2021 through December 31, 2021 is as follows:

2021
Equity-classified TVRSU
Units awarded	1,735,843
Weighted-average share price at award date	$16.68
Weighted-average vesting period (years)	2.94
Liability-classified TVRSU
Units awarded	52,364
Weighted-average share price at award date	$16.76
Weighted-average vesting period (years)	2.81
PVRSU
Units awarded	1,457,842
Weighted-average share price at award date	$16.74
Three-year performance period ended December 31	2023
Weighted-average award date fair value	$20.82
During the period from February 6, 2021 through December 31, 2021, we awarded 78,546 shares equity-classified TVRSUs and 52,364 shares liability-classified TVRSUs to our non-employee
directors.
A summary of the status of
non-vested
RSUs at December 31, 2021 and changes for the period from February 6, 2021 through December 31, 2021 is presented below:

	Equity-Classified TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at February 5, 2021 (Successor)	—	$—	—	$—
Awarded	1,735,843	16.68	1,457,842	20.82
Vested	—	—	—	—
Forfeited	(66,081)	16.44	—	—

Non-vested RSUs at December 31, 2021 (Successor)	1,669,762	$16.69	1,457,842	$20.82

(1)
For awards granted during 2021, the number of PVRSUs shown equals the shares that would vest if the “target” level of performance is achieved. The minimum number of units is zero and the “maximum” level of performance is 200 percent of the amounts shown.

During the period from February 6, 2021 through December 31, 2021, we granted 52,364 liability-classified TVRSUs at a weighted-average grant date fair value of $16.76, no units were vested during the period and no units were forfeited during the period. At December 31, 2021, we had 52,364 liability-classified TVRSUs outstanding with an associated total liability of $414.4 thousand.
At December 31, 2021, there was $20.1 million of total unrecognized compensation cost related to the equity-classified TVRSUs, to be recognized over a remaining weighted-average period of 2.09 years. At December 31, 2021, there was $0.9 million of total unrecognized compensation cost related to the liability-classified TVRSUs, to be recognized over a remaining weighted-average period of 1.97 years.
At December 31, 2021, there was $22.1 million of total unrecognized compensation cost related to the PVRSUs, to be recognized over a remaining weighted-average period of 2.00 years. The total potential compensation for PVRSUs is recognized over the service period regardless of whether the performance thresholds are ultimately achieved.
Share-based amortization recognized during for the period from February 6, 2021 through December 31, 2021 related to all restricted stock totaled $16.5 million ($16.4 million net of income tax). During the period from February 6, 2021 through December 31, 2021, there was no capitalized share-based amortization.
Predecessor Share-Based Compensation Plans
All outstanding shares and equity awards of Legacy Noble were cancelled as a result of the Chapter 11 Cases.
Stock Plans
During 2015, Legacy Noble shareholders approved a new equity plan, the Noble Corporation plc 2015 Omnibus Incentive Plan (the “Legacy Noble Incentive Plan”), which permitted grants of options, stock appreciation rights, stock or stock unit awards or cash awards, any of which could be structured as a performance award, from time to time to employees who were to be granted awards under the Legacy Noble Incentive Plan. Neither consultants nor non-employee
directors were eligible for awards under the Legacy Noble Incentive Plan. The Legacy Noble Incentive Plan replaced the Noble Corporation 1991 Stock Options and Restricted Stock Plan, as amended (the “1991 Plan”). The 1991 Plan was terminated, and equity awards were thereafter only made under the Legacy Noble Incentive Plan. Stock option awards previously granted under the 1991 Plan remained outstanding in accordance with their terms until being cancelled as a result of the Chapter 11 Cases.
During 2020 and 2019, the Legacy Noble Incentive Plan was restated and Legacy Noble shareholders approved amendments, primarily to increase the number of Legacy Noble ordinary shares available for issuance as long-term incentive compensation under the Legacy Noble Incentive Plan by 8.7 million, 5.8 million and 5.0 million shares, respectively. The maximum aggregate number of Legacy Noble ordinary shares that could be granted for any and all awards under the Legacy Noble Incentive Plan could not exceed 40.0 million shares.
During 2017, upon Legacy Noble shareholder approval, the Noble Corporation 2017 Director Omnibus Plan (the “Legacy Noble Director Plan”) replaced the previous plans that were terminated. Legacy equity awards to our non-employee
directors were thereafter only made under the Legacy Noble Director Plan. No awards made under previous plans remained outstanding.
During 2019, Legacy Noble shareholders approved amendments to increase the number of Legacy Noble ordinary shares available for issuance under the Legacy Noble Director Plan by 0.9 million shares, bringing the maximum aggregate number of Legacy Noble ordinary shares that could be granted for any and all awards under the Legacy Noble Director Plan to 1.8 million shares.
Stock Options
Options had a term of
10
years, an exercise price equal to the fair market value of a share on the date of grant and generally would vest over a three-year period. A summary of the status of stock options granted under the 1991 Plan and the changes during the period ended on February 5, 2021, December 31, 2020 and December 31, 2019 are presented below:

	February 5, 2021		December 31, 2020		December 31, 2019
	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	556,155	$30.39	708,400	$30.90	1,103,242	$28.74
Expired or cancelled	(556,155)	30.39	(152,245)	32.78	(394,842)	24.85

Outstanding at end of period	—	—	556,155	30.39	708,400	30.90

Exercisable at end of period	—	$—	556,155	$30.39	708,400	$30.90

All outstanding options were cancelled as a result of the Chapter 11 Cases and there were no stock options outstanding at December 31, 2021.
The fair value of each option was estimated on the date of grant using a Black-Scholes pricing model. The expected term of options granted represented the period of time that the options were expected to be outstanding and was derived from historical exercise behavior, then current trends and values derived from lattice-based models. Expected volatilities were based on implied volatilities of traded options on our shares, historical volatility of our shares, and other factors. The expected dividend yield was based on historical yields on the date of grant. The risk-free rate was based on the US Treasury yield curve in effect at the time of grant.
There were no
non-vested
stock option balances at December 31, 2021 or any changes during the period from January 1, 2021 through February 5, 2021. No new stock options were granted during the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019. There was no compensation cost recognized during the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019 related to stock options.
Restricted Stock Units
We awarded both TVRSUs and PVRSUs under the Legacy Noble Incentive Plan. The TVRSUs generally vested over a three-year period. The number of PVRSUs which would vest depended on the degree of achievement of specified corporate performance criteria over a three-year performance period. Depending on the date the PVRSU was awarded, these criteria consisted of market based criteria or market and performance based criteria.
The TVRSUs were valued on the date of award at our underlying share price. The total compensation for units that ultimately vested was recognized over the service period. The shares and related nominal value were recorded when the RSUs vested and additional paid-in
capital was adjusted as the share-based compensation cost was recognized for financial reporting purposes.
The market-based PVRSUs were valued on the date of grant based on the estimated fair value. Estimated fair value was determined based on numerous assumptions, including an estimate of the likelihood that our stock price performance would achieve the targeted thresholds and the expected forfeiture rate. The fair value was calculated using a Monte Carlo Simulation Model. The assumptions used to value the PVRSUs included historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows:

	2020	2019
Valuation assumptions:
Expected volatility	69.8%	59.6%
Expected dividend yield	—%	—%
Risk-free interest rate	1.40%	2.50%
Additionally, similar assumptions were made for each of the companies included in the defined index and the peer group of companies in order to simulate the future outcome using the Monte Carlo Simulation Model.
A summary of the RSUs awarded for each of the years ended 2020 and 2019 is as follows:

	2020	2019
TVRSU
Units awarded	5,559,678	4,639,119
Weighted-average share price at award date	$0.82	$3.02
Weighted-average vesting period (years)	3.0	3.0
PVRSU
Units awarded	2,696,774	1,623,399
Weighted-average share price at award date	$0.91	$3.13
Three-year performance period ended December 31	2022	2021
Weighted-average award date fair value	$1.14	$3.61
There were no RSUs granted during the period from January 1, 2021 through February 5, 2021.
During the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, we awarded zero
,
280,635
and
267,204
shares, respectively, to our
non-employee
directors.
A summary of the status of
non-vested
RSUs at February 5, 2021 and changes during the period from January 1 through February 5, 2021 is presented below:

	TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at January 1, 2021 (Predecessor)	2,362,500	$3.43	3,163,113	$3.22
Awarded	—	—	—	—
Vested	(61,050)	5.46	—	—
Forfeited or cancelled	(2,301,450)	3.37	(3,163,113)	3.22

Non-vested RSUs at February 5, 2021 (Predecessor)	—	$—	—	$—

(1)
For awards granted prior to 2019, the number of PVRSUs shown equals the shares that would vest if the “maximum” level of performance was achieved. The minimum number of shares was zero and the “target” level of performance was
50

percent of the amounts shown. For awards granted during 2020 and 2019, the number of PVRSUs shown equals the shares that would vest if the “target” level of performance was achieved. The minimum number of shares was zero and the “maximum” level of performance was
200

percent of the amounts shown.

The total award-date fair value of TVRSUs vested during the period from January 1 through February 5, 2021 was $0.3 million.
Share-based amortization recognized during the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019 related to all restricted stock totaled $0.7 million ($0.7 million net of income tax), $9.2 million ($8.6 million net of income tax) and $14.7 million ($14.1 million net of income tax), respectively. During the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, capitalized share-based amortization was zero.
Liability-Classified Cash Incentive Awards
In 2020, the Company granted cash incentive awards that would vest over a three-year period and the final cash payment depended on the degree of achievement of specified corporate performance criteria over a three-year performance period. These criteria consisted of market based criteria or market and performance based criteria. These awards were valued on the date of grant based on the estimated fair value. Estimated fair value was determined based on numerous assumptions, including an estimate of the likelihood that our stock price performance would achieve the targeted thresholds and the expected forfeiture rate. The fair value was calculated using a Monte Carlo Simulation Model. The assumptions used to value the awards included historical volatility of 69.8% and a risk-free interest rate of 1.4% over a time period commensurate with the remaining term prior to vesting. Additionally, similar assumptions were made for each of the companies included in the defined index and the peer group of companies in order to simulate the future outcome using the Monte Carlo Simulation Model. During 2020, the remaining balance of the vested awards were cancelled and replaced as part of the 2020 Other Cash Award Plan.